Summary of Significant Accounting Policies: Going Concern (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Details
Accumulated Deficit	$ 12,836,078	$ 12,815,588	$ 12,824,078